Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards under the Inducement Plan and the awards are approved monthly by the Compensation Committee. Such new-hire option awards are then granted on the first business day of the first month after the new hire's employment start date. The Company typically grants its annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at a regularly scheduled meeting of the Compensation Committee occurring earlier in the quarter. The Company typically grants the refresh option grants on the same day each calendar year or adjusts the date at a regularly scheduled meeting of the Compensation Committee occurring the prior year. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because the Compensation Committee has a practice of generally granting stock options on a standard schedule as set forth above, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards under the Inducement Plan and the awards are approved monthly by the Compensation Committee. Such new-hire option awards are then granted on the first business day of the first month after the new hire's employment start date. The Company typically grants its annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at a regularly scheduled meeting of the Compensation Committee occurring earlier in the quarter. The Company typically grants the refresh option grants on the same day each calendar year or adjusts the date at a regularly scheduled meeting of the Compensation Committee occurring the prior year. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false